Putnam
Tax Exempt
Income Fund

SEMIANNUAL REPORT

March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The changes [Jerry] Jacobs is bringing to Putnam's muni efforts seem to be intelligent ones. That's not to say the Putnam's efforts were in dire need of being revamped. Most of their funds, including [Putnam Tax Exempt Income Fund], have fine records."

                             -- Morningstar Mutual Funds, January 31, 1997

* "Based on tax-equivalent yields alone, muni funds easily outshine most taxable-bond funds. For example, after adjusting for a 28% marginal federal tax rate, the yield on the average muni-national long-term fund currently beats that of the average general long-term fund by nearly 50 basis points."

                                   -- Morningstar Mutual Funds, March 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

23 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The Federal Reserve Board's increase in the federal funds rate just before the midpoint of Putnam Tax Exempt Income Fund's fiscal year was hardly a surprise to your fund's management team. The portfolio had already been positioned defensively in response to the unsettled market environment that had prevailed during much of the period.

Besides taking several defensive actions, the team, including newly appointed Fund Manager William Reeves, has been seeking investments in industry sectors likely to benefit from a strong economy. As a result, Bill believes the portfolio is positioned not only to weather continued market volatility but also to benefit from what, in his view, will be sustained, strong demand for municipal bonds.

Bill joined Putnam in 1986 to manage Putnam California Tax Exempt Income Fund, now Putnam's largest tax-exempt fund, which remains among his responsibilities. He has 24 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 21, 1997



Report from the Fund Manager
William H. Reeves

When the Federal Reserve Board finally made its move to raise interest rates near the end of March, the bond market reacted as expected -- bond prices fell. It was on this note that Putnam Tax Exempt Income Fund ended its semiannual period on March 31, 1997. While the fund's results reflect the prevailing environment, they also reflect the positive effect of some factors unique to the tax-free market as well as the benefits of active management. Returns at net asset value were in line with the fund's benchmark, the Lehman Brothers Municipal Bond Index: 2.86% for class A shares, 2.53% for class B shares, and 2.71% for class M shares. The Lehman Brothers Municipal Bond Index posted a return of 2.31%. Additional performance information can be found on pages 8 and 9.

* MANAGEMENT SHIFTS TO SEVERAL DEFENSIVE STRATEGIES

For most of the period, the bond market stayed relatively quiet, with interest rates moving up and down in a narrow trading range. By February, however, most fixed-income markets, including the municipal market, were poised for a long-awaited interest-rate increase in response to continued strength in economic activity. When the Federal Reserve Board raised short-term interest rates by a quarter of a percentage point on March 25, its first increase in more than two years, the market reacted accordingly.

In a rising-rate environment, protecting portfolio value becomes increasingly important, since bonds fall in price as interest rates increase. So, in order to maintain the fund's stream of tax-exempt income with minimal price volatility, we have implemented several defensive strategies. Anticipating future interest rate increases, we have shortened the portfolio's duration to the 71/4- to 71/2-year range. Duration, measured in years, indicates a portfolio's sensitivity to interest-rate changes. A longer duration can mean a more volatile net asset value if rates change. The fund's shorter duration should help cushion its net asset value if interest rates move up -- as we expect them to do in the current environment. It also means that we would not be able to take full advantage of any price increases if rates should decline. But we consider the strategy to be a worthwhile risk, given our view of the prospects in the existing market.

Another defensive strategy has been to sell longer-maturity discount bonds and use the proceeds to purchase higher-coupon premium bonds with shorter maturities. Our goal is to build a core portfolio with maturities in the 5- to 15-year range. We believe this structure will enable the fund to provide attractive returns with relatively low volatility.

* INDUSTRY SELECTION PLAYS KEY ROLE

Careful selection among industry sectors continues to play an important role in the fund's solid performance. We still favor the airline and airport industries, which recently have posted record earnings. This is because when the economy performs well, so do travel-related businesses. Airline holdings, issued by industrial development authorities on behalf of the airlines, currently include American Airlines and United Airlines.

Denver International Airport bonds still hold a prominent position in the portfolio. Because their airport revenues have been solid, they have offered an attractive, steady yield over the past five years.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care                      21.7%

Transportation                   14.4%

Utilities                        13.8%

Housing                           6.5%

Education                         5.4%

Footnote reads:
* Based on net assets as of 3/31/97. Holdings will vary over time.

* DIVERSIFICATION AMONG STATES HELPS PERFORMANCE

We've been adding to the fund's holdings in high-tax states such as New York and California. We believe that certain bonds from these states are undervalued. California bonds offer yields close to those from low-tax states, which are usually higher. California has experienced an economic turnaround, with revenues increasing and budget deficits declining. In addition, job growth in California has been robust. Employment in the high-paying service, entertainment, and technology sectors continues to grow. The real estate market, although still sluggish, appears to be recovering. While population growth slowed during the 1990 - 1993 recession, this trend appears to be reversing. Consequently we currently believe select California bonds offer the opportunity to rise in value.

We have also invested selectively in some lower-rated credits such as New York. Although it is no secret that the Big Apple has faced difficult financial times, recently the city's 1997 budget is more soundly balanced than it has been in recent years, with more realistic expectations of state aid. New York City's general obligation bonds are currently rated Baa1 by Moody's Investors Service.

* SUPPLY/DEMAND SCENARIO APPEARS POSITIVE

Currently, the supply of municipal bonds is down below its 10-year average. However, volume should increase because the strong economy has expanded the capacity of municipal bond borrowers to meet infrastructure needs by issuing new debt. While demand is well-balanced with supply, investors may begin a shift to fixed-income investing as the stock market loses some of its appeal. Such a shift would help improve a positive supply/demand relationship for the municipal bond market and consequently could be expected to help improve relative performance.

* FOUR KEY FACTORS AFFECT OUR OUTLOOK

The factors that are most likely to affect the course of the municipal bond market are the rate of inflation, the strength of the economy, the demand for municipal bonds, and the extent to which the president and Congress can make progress toward the goal of balancing the federal budget by 2002.

[GRAPHIC PIE CHART OMITTED: CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A                     2.6%

Aa                   11.9%

Aaa                  48.6%

Ba                    6.5%

Baa                  22.4%

VMIGI                 8.0%

Footnote reads:
* As a percentage of market value as of 3/31/97. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

The U.S. economy continues to show solid growth, but as interest rates rise, this growth rate should slow. Inflation is expected to remain low -- around 3%. Nevertheless, we do expect a slightly tighter monetary policy and are preparing for another interest-rate increase in May. With returns on municipal bonds higher than after-tax returns on many other fixed-income investments, demand may become even stronger -- especially if the stock market continues its correction. Finally the federal deficit may expand somewhat in 1997, but Congress and the president will probably continue working toward their goal of a balanced budget. With a cautious outlook, we will maintain our defensive investment strategies of shortening duration, selling long-term discount bonds, and buying higher-coupon premium bonds.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Tax Exempt Income Fund is designed for investors seeking high current income free from federal income tax, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 3/31/97

                                Class A         Class B         Class M
(inception date)              (12/31/76)       (1/4/93)        (2/16/95)
                              NAV     POP     NAV    CDSC     NAV    POP
--------------------------------------------------------------------------
6 months                     2.86%  -2.06%   2.53%  -2.47%    2.71%  -0.57
--------------------------------------------------------------------------
1 year                       5.56    0.53    5.01    0.01     5.36    1.88
--------------------------------------------------------------------------
5 years                     39.68   33.10      --      --       --      --
Annual average               6.91    5.88      --      --       --      --
--------------------------------------------------------------------------
10 years                    100.6   91.03      --      --       --      --
Annual average               7.21    6.69      --      --       --      --
--------------------------------------------------------------------------
Life of class                  --      --   22.50   20.55    14.27   10.54
Annual average                 --      --    4.90    4.51     6.49    4.84
--------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/97

                                                  Lehman Bros.     Consumer
                                                  Municipal Bond     Price
                                                    Index            Index
--------------------------------------------------------------------------
6 months                                             2.31%            1.39%
--------------------------------------------------------------------------
1 year                                               5.47             2.76
--------------------------------------------------------------------------
5 years                                             41.42            14.86
Annual average                                       7.18             2.81
--------------------------------------------------------------------------
10 years                                           106.42            42.73
Annual average                                       7.52             3.62
--------------------------------------------------------------------------
Life of class B                                     30.35            12.76
Annual average                                       6.44             2.87
--------------------------------------------------------------------------
Life of class M                                     15.62             6.45
Annual average                                       7.21             2.99
--------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1993. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                                     Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)                 6              6              6
------------------------------------------------------------------------------
Income                             $0.240705      $0.211861      $0.227906
------------------------------------------------------------------------------
Share value:                      NAV     POP        NAV        NAV     POP
------------------------------------------------------------------------------
9/30/96                          $8.76   $9.20      $8.76      $8.78   $9.07
------------------------------------------------------------------------------
3/31/97                           8.77    9.21       8.77       8.79    9.09
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend
rate1                             5.38%   5.12%      4.72%      5.08%   4.92%
------------------------------------------------------------------------------
Taxable equivalent2               8.91    8.48       7.81       8.41    8.15
------------------------------------------------------------------------------
Current 30-day SEC yield3         5.19    4.94       4.49       4.89    4.73
------------------------------------------------------------------------------
Taxable equivalent3               8.59    8.18       7.43       8.10    7.83
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Assumes maximum 39.60% combined federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

3Based only on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher
12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.



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Portfolio of investments owned
March 31, 1997 (Unaudited)

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd.   -- Federal Housing Administration Insured
FRB         -- Floating Rate Bonds
FSA         -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized G.O. Bonds -- General Obligation Bonds
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation
TRAN        -- Tax Revenue Anticipation Notes
VRDN        -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (100.9%) *
PRINCIPAL AMOUNT                                                          RATINGS**                    VALUE
Alabama (0.9%)
------------------------------------------------------------------------------------------------------------
 $    8,500,000  Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.),
                   Ser. A, 6.7s, 12/1/24                                       Baa            $    8,797,500
     10,000,000  Jackson Cnty., Hlth. Care Auth. Hosp. TRAN,
                   7 7/8s, 5/1/19                                              BB/P               10,712,500
                                                                                              --------------
                                                                                                  19,510,000

Alaska (0.5%)
------------------------------------------------------------------------------------------------------------
     12,000,000  AK Hsg. Fin. Corp. Rev. Bonds, Ser. B, 7s, 12/1/27            AAA                12,510,000

Arizona (1.6%)
------------------------------------------------------------------------------------------------------------
      6,500,000  Apache Cnty., Ind. Dev. Auth. VRDN (Tucson Elec.),
                   Ser. 83A, 3.5s, 12/15/18                                    VMIG1               6,500,000
      1,000,000  AZ Edl. Loan. Marketing Corp. VRDN, Ser. A, 3.55s,
                   12/1/20                                                     VMIG1               1,000,000
      6,510,000  AZ State Muni. Fin. Program COP, Ser. 34, MBIA,
                   7 1/4s, 8/1/09                                              Aaa                 7,616,700
      3,500,000  Maricopa Cnty., Indl. Auth. VRDN (Sun City),
                   3.4s, 9/1/02                                                VMIG1               3,500,000
     10,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12            Aaa                11,625,000
      3,700,000  Phoenix, Indl. Multi-Fam. Hsg. Dev. Auth. VRDN
                   (Del Mar Terrace Apts.), 3.4s, 10/15/06                     VMIG1               3,700,000
      2,000,000  Pima Cnty., Indl. Dev. Auth. VRDN (Tucson Elec.
                   Pwr. Ivington), Ser. A, 3.45s, 10/1/22                      VMIG1               2,000,000
                                                                                              --------------
                                                                                                  35,941,700

Arkansas (0.1%)
------------------------------------------------------------------------------------------------------------
      3,500,000  AR Hosp. Equip. Fin. Auth. VRDN (Baptist Hlth.),
                   3.5s, 11/1/10                                               VMIG1               3,500,000

California (8.4%)
------------------------------------------------------------------------------------------------------------
     21,760,000  Anaheim, Pub. Fin. Auth. Rev. Bonds (Pub.
                   Improvements), Ser. A, FSA, 5s, 3/1/37                      Aaa                18,768,000
     15,000,000  CA Pub. Wks. Board Lease Rev. Bonds, Ser. A,
                   AMBAC, 5 1/4s, 1/1/21                                       Aaa                13,762,500
     10,890,000  Los Angeles Cnty., Dept. Wtr. & Elec. Pwr. Auth.
                   Rev. Bonds, Ser. A, 7 1/4s, 9/15/30                         Aa                 11,951,775
     16,935,000  Los Angeles Cnty., Metro. Trans. Auth. Sales Tax
                   Rev. Bonds, Ser. A (2nd Ser.), AMBAC, 5s, 7/1/25            Aaa                14,860,463
     12,070,000  Los Angeles Cnty., Pub. Wks. Rev. Bonds, Ser. A,
                   MBIA, 6s, 9/1/05                                            Aaa                12,809,288
     18,900,000  Los Angeles Cnty., Sanitation Dist. Fin. Auth. Rev.
                   Bonds (Capital Projects), Ser. A, MBIA, 5s, 10/1/23         Aaa                16,419,375
      7,000,000  Los Angeles, Regl. Arpt. Impt. Rev. Bonds (United
                   Airlines, Inc.), Ser. G, 8.8s, 11/15/21                     Baa                 7,805,000
     10,125,000  Metropolitan Wtr. Dist. Rev. Bonds, Ser. C, 5s, 7/1/27        Aa                  8,834,063
     20,300,000  Orange Cnty., Local Trans. Auth. Sales Tax Rev.
                   Bonds, FGIC, 6.1s, 2/14/11                                  Aaa                20,731,375
     11,285,000  San Diego Cnty., COP (Inmate Reception
                   Ctr. & Cooling), MBIA, 6 3/4s, 8/1/19                       Aaa                12,314,756
     20,000,000  San Diego, Pub. Swr. Fac. Fin. Auth Rev. Bonds,
                   Ser. A, FGIC, 5 1/4s, 5/15/27                               Aaa                18,300,000
     17,690,000  San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Merged Area Redev.), MBIA, 5s, 8/1/20                      Aaa                15,677,763
     18,000,000  U. of CA Rev. Bonds (UCSD Med. Ctr. Satellite
                   Med. Fac.), 7.9s, 12/1/19                                   BBB                19,350,000
                                                                                              --------------
                                                                                                 191,584,358

Colorado (4.5%)
------------------------------------------------------------------------------------------------------------
                 Arapahoe Cnty. Cap., Impt. Trust Fund
                   Hwy. Rev. Bonds
     17,000,000    Ser. E-470, 7s, 8/31/26                                     Baa                18,062,500
      5,000,000    Ser. E-470, 6.95s, 8/31/26                                  Baa                 5,300,000
                 Denver, City & Cnty. Arpt. Rev. Bonds
     39,000,000    Ser. A, 8 3/4s, 11/15/23                                    Baa                45,581,250
      5,000,000    (Airport & Marina Improvements), Ser. A,
                   MBIA, 8 3/4s, 11/15/23                                      Aaa                 5,900,000
      5,255,000    Ser. A, 8 1/2s, 11/15/23                                    Baa                 5,964,425
      3,005,000    Ser. A, MBIA, 8 1/2s, 11/15/23                              Aaa                 3,429,456
     11,090,000    Ser. A, 8s, 11/15/17                                        Baa                11,524,506
      5,000,000    Ser. B, 7 1/4s, 11/15/23                                    Baa                 5,387,500
                                                                                              --------------
                                                                                                 101,149,637

Connecticut (0.7%)
------------------------------------------------------------------------------------------------------------
     15,000,000  Mashantucket, Western Pequot Tribe Rev. Bonds,
                   Ser. A, 6.4s, 9/1/11                                        Baa                15,225,000

District of Columbia (1.9%)
------------------------------------------------------------------------------------------------------------
     35,000,000  DC, G.O. Bonds, Ser. A, 6 3/8s, 6/1/26                        Ba                 35,131,250
      7,000,000  DC, Georgetown U. IFB, 9.248s, 4/25/22                        A                   7,463,750
                                                                                              --------------
                                                                                                  42,595,000
Florida (1.9%)
------------------------------------------------------------------------------------------------------------
      3,850,000  Dade Cnty., Ind. Dev. Auth. VRDN (Dolphins
                   Stadium), Ser. D, 3.45s, 1/1/16                             VMIG1               3,850,000
     18,500,000  Hernando Cnty., Rev. Bonds (Criminal Justice
                   Complex Fin.), FGIC, 7.65s, 7/1/16                          Aaa                22,963,125
      2,300,000  Jacksonville, Hlth. Fac. Auth. VRDN (Baptist Hlth.),
                   3.4s, 6/1/20                                                VMIG1               2,300,000
      1,010,000  Manatee Cnty., Poll. Control VRDN
                   (FL Pwr. & Lt. Co.), 3.8s, 9/1/24                           VMIG1               1,010,000
     13,400,000  St. Lucie Cnty., Poll. Control VRDN
                   (FL Pwr. & Lt. Co.), 3.8s, 1/1/26                           VMIG1              13,400,000
                                                                                              --------------
                                                                                                  43,523,125

Georgia (4.2%)
------------------------------------------------------------------------------------------------------------
     12,000,000  De Kalb Cnty., Muni. Hsg. Auth. Rev. Bonds
                   (Briarcliff Park Apts.), Ser. A, 7 1/2s, 4/1/17             BBB                12,405,000
      6,200,000  Fulton Cnty., Res. Care Fac. VRDN (Lenbrook
                   Sq. Foundation), 3.8s, 1/1/18                               VMIG1               6,200,000
     16,700,000  GA Muni. Elec. Auth. Special Obligation Rev. Bonds
                   (Crossover Ser. Project One), AMBAC, 6.4s, 1/1/13           Aaa                18,203,000
     10,000,000  GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. B, FGIC,
                   8 1/4s, 1/1/11                                              Aaa                12,675,000
                 GA State G.O. Bonds
     10,460,000    Ser. D, 6.8s, 8/1/11                                        Aaa                11,898,250
     10,000,000    6 1/2s, 12/1/09                                             Aaa                11,137,500
     21,790,000    Ser. B, 6 1/4s, 4/1/09                                      Aaa                23,696,625
                                                                                              --------------
                                                                                                  96,215,375

Hawaii (1.4%)
------------------------------------------------------------------------------------------------------------
     10,560,000  HI State G.O. Bonds, Ser. CO, FGIC, 6s, 3/1/08                Aaa                11,114,400
      8,760,000  Honolulu, City & Cnty. G.O. Bonds, Ser. A, 5.8s,
                   1/1/07                                                      Aa                  9,143,250
     10,600,000  Honolulu, City & Cnty. Rev. Bonds, 5.45s, 9/11/08             Aa                 10,639,750
                                                                                              --------------
                                                                                                  30,897,400

Illinois (2.3%)
------------------------------------------------------------------------------------------------------------
                 Chicago, O'Hare Intl. Arpt. VRDN
                   (American Airlines)
      6,200,000    Ser. A, 3.85s, 12/1/17                                      VMIG1               6,200,000
        700,000    Ser. C, 3.85s, 12/1/17                                      VMIG1                 700,000
                 Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
     14,500,000    (American Airlines Inc.), 8.2s, 12/1/24                     Baa                16,801,875
      4,575,000    (United Airlines, Inc.), Ser. C, 8.2s, 5/1/18               Baa                 4,912,406
      5,400,000  IL Dev. Fin. Auth. Rev Bonds (Community Rehab.
                   Providers Fac.) 8 3/4s, 7/1/11                              BB/P                5,737,500
      8,000,000  IL Dev. Fin. Auth. IFB (St. Luke's Med. Ctr.) MBIA,
                   9.838s, 10/1/24                                             Aaa                 9,090,000
      2,000,000  IL Hlth. Fac. Auth. IFB (Methodist Hlth.), AMBAC,
                   9.983s, 5/1/21                                              Aaa                 2,280,000
      3,600,000  IL Hsg. Dev. Auth. IFB, 11.226s, 2/1/20 (acquired
                   4/8/92, cost $4,587,584) [DBL. DAGGERS]                     Aa                  3,937,500
      2,650,000  IL State Toll Hwy. Auth. Adjustable Rate Rev.
                   Bonds, Ser. B, MBIA, 3s, 1/1/10                             Aaa                 2,650,000
                                                                                              --------------
                                                                                                  52,309,281

Indiana (0.6%)
------------------------------------------------------------------------------------------------------------
      9,000,000  IN Muni. Pwr. Agcy. Rev. Bonds, Ser. B, MBIA,
                   5 1/2s, 1/1/16                                              Aaa                 8,696,250
      5,210,000  Indianapolis, Local Pub. Rev. Bonds, Ser. A, FSA,
                   6 1/2s, 1/1/08                                              Aaa                 5,691,925
                                                                                              --------------
                                                                                                  14,388,175

Kansas (1.4%)
------------------------------------------------------------------------------------------------------------
     18,200,000  Burlington, Poll. Control IFB (KS Gas & Elec.),
                   Ser. 91-4, MBIA, 10.186s, 6/1/31 (acquired
                   various dates from 6/20/91 to 2/14/94,
                   cost $19,648,039) [DBL. DAGGERS]                            Aaa                21,294,000
      9,790,000  Kansas City, Util. Syst. Rev. Bonds, FGIC,
                   6 1/4s, 9/1/14                                              Aaa                10,303,975
                                                                                              --------------
                                                                                                  31,597,975

Kentucky (1.0%)
------------------------------------------------------------------------------------------------------------
     11,065,000  Boone Cnty., Poll. Control Rev. Bonds
                   (Dayton Pwr. & Lt. Co.), Ser. A, 6 1/2s, 11/15/22           Aa                 11,535,263
     10,200,000  Jefferson Cnty., Hosp. IFB (Alliant Hlth. Syst.),
                   MBIA, 6.172s, 10/23/14                                      Aaa                10,633,500
                                                                                              --------------
                                                                                                  22,168,763

Louisiana (3.2%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Ascension Parish Poll. Control VRDN (Shell Oil Co.),
                   3.3s, 5/1/26                                                VMIG1               4,000,000
      4,000,000  Caddo Parish Indl. Dev. Board VRDN (Atlas),
                   Ser. B, 3.5s, 12/1/26                                       VMIG1               4,000,000
      7,000,000  De Soto Parish, Poll. Control Rev. Bonds
                   (Southwestern Elec. Pwr. Co.), 7.6s, 1/1/19                 Aa                  7,883,750
      4,500,000  De Soto Parish, Poll. Control VRDN (Central
                   LA Elec. Co.), Ser. A, 3.3s, 7/1/18                         VMIG1               4,500,000
      3,200,000  E. Baton Rouge Parish, Poll. Cntrl. Auth. VRDN
                   (Exxon), 3.85s, 3/1/22                                      VMIG1               3,200,000
     21,000,000  Lake Charles, Harbor & Term. Dist. Port Fac.
                   Rev. Bonds (Trunkline Co.), 7 3/4s, 8/15/22                 Baa                23,756,250
                 W. Feliciana Parish Poll. Control Rev. Bonds
                   (Gulf State Utils. Co.),
      8,000,000    8s, 12/1/24                                                 Baa                 8,530,000
      8,565,000    Ser. III, 7.7s, 12/1/14                                     BB                  9,335,850
                 W. Feliciana Parish Poll. Control VRDN
                   (Gulf State Utils. Co.)
      2,300,000    3.9s, 12/1/15                                               VMIG1               2,300,000
      5,000,000    3.9s, 4/1/16                                                VMIG1               5,000,000
                                                                                              --------------
                                                                                                  72,505,850
Massachusetts (8.7%)
------------------------------------------------------------------------------------------------------------
     15,850,000  Boston, Rev. Bonds (Boston City Hosp.), Ser. A,
                   FHA Insd., 7 5/8s, 2/15/21                                  AAA                17,593,500
     10,000,000  MA Bay Trans. Auth. Rev. Bonds, Ser. B, 7 7/8s, 3/1/21        Aaa                11,275,000
      9,800,000  MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev.
                   Bonds, MBIA, 6 1/2s, 7/1/05                                 Aaa                10,608,500
      2,600,000  MA Muni. Whsl. Pwr. Supply VRDN, Ser. C, 3.3s,
                   7/1/19                                                      VMIG1               2,600,000
      5,020,000  MA State Cons. Loan G.O. Bonds, Ser. C, 7 1/2s,
                   12/1/07                                                     AAA                 5,584,750
     23,190,000  MA State G.O. Bonds, Ser. A, 6s, 11/1/11                      A                  24,494,438
      5,200,000  MA State VRDN, Ser. B, 3.8s, 12/1/97                          VMIG1               5,200,000
      5,000,000  MA State Hlth. & Edl. Fac. Auth. FRB, Ser. G-3,
                   AMBAC 3.15s, 7/1/25                                         Aaa                 5,000,000
                 MA State Hlth. & Edl. Fac. Auth. IFB
     11,000,000    (St. Elizabeth Hosp.), Ser. E, FSA, 10.03s, 8/15/21         Aaa                12,347,500
     18,000,000    (Boston U.), Ser. L, MBIA, 9.507s, 10/1/31                  Aaa                20,092,500
      5,000,000    (Beth Israel Hosp.), AMBAC, 8.522s, 7/1/25                  Aaa                 4,987,500
                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
      8,000,000    (Waltham-Weston Hosp. & Med. Ctr.), Ser. B,
                   8 3/8s, 7/1/15                                              Baa                 8,680,000
      5,370,000    (Worcester Polytech Inst.-E), 6 5/8s, 9/1/17                A                   5,893,575
      7,000,000    AMBAC, 6.55s, 6/23/22                                       Aaa                 7,358,750
      6,700,000  MA State Hlth. & Edl. Fac. Auth. VRDN (Capital
                   Assets Program), Ser. D, 3.7s, 1/1/35                       VMIG1               6,700,000
      6,015,000  MA State Hsg. Fin. Agcy. Hsg. Dev. Rev. Bonds, Ser. A,
                   MBIA, 9s, 12/1/18                                           A                   6,191,059
                 MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                   (Southeastern MA)
      4,500,000    Ser. B, 9 1/4s, 7/1/15                                      BB/P                5,096,250
      7,000,000    Ser. A, 9s, 7/1/15                                          BB/P                7,910,000
      5,000,000  MA State Indl. Fin. Agcy. Rev. Bonds (Harvard
                   Cmnty. Hlth.), Ser. B, 8 1/8s, 10/1/17                      A                   5,331,250
                 MA State Port Auth. Rev. Bonds
      7,000,000    Ser. A, FGIC, 7 1/2s, 7/1/20                                Aaa                 7,560,000
      5,700,000    stepped-coupon zero% (13s, 1/1/04), 7/1/13 ++               Aaa                 5,208,375
     12,105,000  MA State Wtr. Resources Auth. Rev. Bonds, Ser. B,
                   MBIA, 5s, 3/1/22                                            Aaa                10,576,744
                                                                                              --------------
                                                                                                 196,289,691

Michigan (2.5%)
------------------------------------------------------------------------------------------------------------
                 Delta Cnty., Econ. Dev. Corp. Impt. VRDN
                   (Escanaba Paper)
      2,000,000    Ser. F, 3.8s, 12/1/13                                       VMIG1               2,000,000
      3,900,000    Ser. E, 3.8s, 12/1/23                                       VMIG1               3,900,000
      7,000,000  Detroit, G.O. Bonds, Ser. B, AMBAC, 6 1/4s, 4/1/08            Aaa                 7,463,750
     11,355,000  Greater Detroit, Res. Recvy. Auth. Rev. Bonds,
                   Ser. A, 6 1/4s, 12/13/08                                    Aaa                12,235,013
     10,000,000  MI State Stragetic Fund Solid Waste Disp. Rev.
                   Bonds (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22              BB/P               10,537,500
     13,845,000  MI State Hosp. Fin. Auth. Rev. Bonds (Sinai Hospital),
                   6.7s, 1/1/26                                                Baa                13,914,225
      6,745,000  Pontiac Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/13               Baa                 6,449,906
                                                                                              --------------
                                                                                                  56,500,394
Minnesota (1.7%)
------------------------------------------------------------------------------------------------------------
      3,900,000  Duluth, Tax Increment VRDN (Lake Superior
                   Paper), 3.45s, 9/1/10                                       VMIG1               3,900,000
     15,750,000  MN State Hsg. Fin. Agcy. Single Fam. Rev. Bonds,
                   Ser. E, 6.85s, 1/1/24                                       Aa                 16,320,938
     18,180,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds
                   (Healtheast), Ser. D, 9 3/4s, 11/1/17                       Baa                19,044,459
                                                                                              --------------
                                                                                                  39,265,397

Mississippi (0.3%)
------------------------------------------------------------------------------------------------------------
                 Perry Cnty., Poll. Control VRDN
      3,700,000    3.85s, 3/1/02                                               VMIG1               3,700,000
      4,200,000    3.5s, 10/1/12                                               VMIG1               4,200,000
                                                                                              --------------
                                                                                                   7,900,000

Missouri (1.0%)
------------------------------------------------------------------------------------------------------------
     14,400,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                   (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                  Aa                 15,570,000
      7,550,000  MO State Regl. Convention & Sports Auth.
                   Rev. Bonds, Ser. A, 6.8s, 8/15/11                           Aaa                 8,352,188
                                                                                              --------------
                                                                                                  23,922,188

Montana (0.7%)
------------------------------------------------------------------------------------------------------------
     14,000,000  MT State Hlth. Fac. Auth. Hosp. IFB (Deaconess
                   Med. Ctr.), Ser. B, AMBAC, 9.266s, 3/8/16                   Aaa                15,452,500

Nebraska (1.1%)
------------------------------------------------------------------------------------------------------------
      9,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA, 9.477s,
                   12/8/16                                                     Aaa                10,125,000
                 NE Investment Fin. Auth. Single Fam. Mtge. IFB
      4,100,000    GNMA Coll., 9.271s, 9/15/24                                 Aaa                 4,510,000
      9,400,000    Ser. B, GNMA Coll., 10.227s, 9/15/23                        Aaa                10,022,750
                                                                                              --------------
                                                                                                  24,657,750

New Hampshire (0.6%)
------------------------------------------------------------------------------------------------------------
     10,500,000  NH State Tpk. Syst. IFB, FGIC, 9.850s, 11/1/17                Aaa                12,534,375

New Jersey (2.4%)
------------------------------------------------------------------------------------------------------------
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                   (Raritan Bay Med. Ctr.)
     13,500,000    7 1/4s, 7/1/27                                              BB/P               14,090,625
      6,800,000    7 1/4s, 7/1/14                                              BB/P                7,148,500
     19,755,000  NJ State G.O. Bonds, 6s, 7/15/05                              Aa                 21,113,156
     10,000,000  NJ State Trans. Trust Fund Auth. Rev. Bonds
                   (Trans. Syst.), Ser. B, MBIA, 6 1/2s, 6/15/10               Aaa                11,162,500
                                                                                              --------------
                                                                                                  53,514,781

New Mexico (0.4%)
------------------------------------------------------------------------------------------------------------
      8,100,000    Farmington, Poll. Control VRDN (Arizona Public
                     Services Co.), Ser. B, 3.85s, 9/1/24                      VMIG1               8,100,000

New York (15.1%)
------------------------------------------------------------------------------------------------------------
                 Metropolitan Trans. Auth. Rev. Bonds
     11,125,000    Ser. A, MBIA, 5 1/4s, 4/1/26                                Aaa                10,262,813
      7,900,000    Ser. A, MBIA, 5 1/4s, 4/1/21                                Aaa                 7,347,000
     10,000,000  Metropolitan Trans. Auth. Fac. Rev. Bonds, Ser. K,
                   6 5/8s, 7/1/14                                              Aaa                10,937,500
     11,000,000  Muni. Assistance Corp. Rev. Bonds, Ser. G, 5 1/2s,
                   7/1/04                                                      Aa                 11,343,750
                 NY City, G.O. Bonds
      4,600,000    Ser. F, 8.4s, 11/15/07                                      Aaa                 5,336,000
      4,855,000    Ser. F, 8.4s, 11/15/06                                      Aaa                 5,631,800
      4,635,000    Ser. F, 8.4s, 11/15/05                                      Aaa                 5,376,600
      3,190,000    Ser. D, 8 1/4s, 8/1/13                                      Aaa                 3,656,538
     29,335,000    Ser. D, (Group B) 8 1/4s, 8/1/12                            Aaa                33,625,244
      9,800,000    Ser. D, 8 1/4s, 8/1/11                                      Aaa                11,233,250
     13,235,000    Ser. B, 6 1/2s, 8/15/10                                     Baa                13,764,400
      6,765,000  NY City, Rev. Bonds, Ser. D, 6 1/2s, 11/1/09                  Baa                 7,094,794
     10,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                   (Visy Paper Inc.), 7.95s, 1/1/28                            BB/P               10,625,000
                 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                   (American Airlines, Inc.)
      5,675,000    8s, 7/1/20                                                  Baa                 6,001,313
     15,000,000    6.9s, 8/1/24                                                Baa                16,068,750
                 NY City, Muni. Assistance Corp. Rev. Bonds, Ser. I
     13,020,000    6 1/4s, 7/1/07                                              Aa                 14,077,875
     14,795,000    6 1/4s, 7/1/06                                              Aa                 15,960,106
      6,000,000  NY City, Muni. Wtr. & Swr. Fin. Auth. Syst. Rev.
                   Bonds, Ser. C, 7 3/4s, 6/15/20                              AAA                 6,757,500
                 NY State Dorm. Auth. Rev. Bonds
     13,100,000    (State U. Edl. Fac.), Ser. A, 7.7s, 5/15/12                 Aaa                14,475,500
     10,900,000    (Construction City U. Syst.), Ser. A, 6s, 7/1/20            Baa                10,845,500
     12,485,000    (Construction City U. Syst.), Ser. A, 5 3/4s, 7/1/18        Baa                12,250,906
     23,100,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19               Baa                21,656,250
      8,400,000    (State U. Edl. Fac.), Ser. A, 5 1/4s, 5/15/15               Baa                 7,749,000
        400,000  NY State Dorm. Auth. VRDN (Oxford U. Press Inc.),
                   3.7s, 7/1/23                                                VMIG1                 400,000
      4,400,000  NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                   (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12        Aa                  4,801,500
                 NY State Local Govt. Assistance Corp. Rev. Bonds
     13,000,000    Ser. C, 7s, 4/1/21                                          Aaa                14,283,750
     11,585,000    Ser. A, 7s, 4/1/16                                          Aaa                12,729,019
                 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
     21,270,000    (Hosp. & Nursing Home Insd. Mtge. Ser. A, FHA
                   Insd., 8s, 2/15/27                                          AAA/P              22,002,964
      6,900,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.7s, 2/15/18            BBB                 7,193,664
      2,480,000    (Mental Hlth. Svcs. Fac.) Ser. B, 7 5/8s, 8/15/17           Baa                 2,740,400
      5,450,000    (Mental Hlth. Svcs. Fac,) Ser. B, Prerefunded,
                   7 5/8s, 8/15/17                                             BBB                 6,144,875
     10,000,000  Triborough Bridge & Tunnel Auth. Special
                   Obligation VRDN, FGIC, 3.45s, 1/1/24                        VMIGI              10,000,000
                                                                                              --------------
                                                                                                 342,373,561
North Carolina (5.4%)
------------------------------------------------------------------------------------------------------------
     19,700,000   NC Eastern Muni. Pwr. Agcy. Svcs. IFB, FGIC,
                   8.272s, 1/1/25 (acquired various dates from
                   12/28/93 to 4/12/95, cost $23,486,208) [DBL. DAGGER]        Aaa                20,537,250
                 NC Eastern Muni. Pwr. Agcy. Svcs. Rev. Bonds
     10,000,000    AMBAC, 6s, 1/1/18                                           Aaa                10,212,500
      3,155,000    Ser. A, 8s, 1/1/21                                          Aaa                 3,309,280
     11,680,000    7s, 1/1/13                                                  AAA                13,329,800
      4,000,000  NC Med. Care Cmnty. Hosp. VRDN (Lincoln
                   Hlth. Syst.), 3.5s, 4/1/16                                  VMIG1               4,000,000
      9,800,000  NC Med. Care Cmnty. Hosp. Rev. Bonds
                   (Aces-Pooled Fin.), Ser. A, 3.9s, 10/1/20                   VMIG1               9,800,000
                 NC Muni. Pwr. Agcy. Elec. Rev. Bonds
                   (#1 Catawba Elec.)
     11,995,000    MBIA, 5 1/4s, 1/1/06                                        Aaa                12,069,969
     41,000,000    AMBAC, 8s, 1/1/06                                           Aaa                49,097,500
                                                                                              --------------
                                                                                                 122,356,299

Ohio (2.5%)
------------------------------------------------------------------------------------------------------------
      1,579,819  Lake Cnty., Indl. Dev. Rev. Bonds (Madison Inn
                   Hlth. Ctr.), FHA Insd., 12s, 5/1/14                         BBB/P               1,690,407
     78,585,000  Lucas Plaza Hsg. Dev. Corp. Mtge. Rev. Bonds,
                   FHA Insd., zero %, 6/1/24                                   Aaa                14,145,300
      8,950,000  Mount Vernon Hosp. Rev. Bonds (Knox Cmnty.
                   Hosp.), 7 7/8s, 6/1/12                                      BBB/P               9,180,373
      5,423,000  OH Hsg. Fin Agcy. Single Fam. Mtge. IFB, Ser. A-2,
                   GNMA Coll., 9.943s, 3/24/31                                 Aaa                 5,965,300
                 OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
     15,445,000    Ser. A, GNMA Coll., 7.8s, 3/1/30                            AAA                16,313,781
      7,775,000    Ser. 4, GNMA Coll., 9s, 9/1/01                              Aaa                 3,537,625
      7,775,000    GNMA Coll., stepped-coupon zero% (9s, 9/1/01),
                   9/1/18 ++                                                   AAA                 6,093,656
                                                                                              --------------
                                                                                                  56,926,442

Oklahoma (0.4%)
------------------------------------------------------------------------------------------------------------
      9,160,000  Tulsa Muni. Arpt. Trust Rev. Bonds (American
                   Airlines, Inc.), 7 3/8s, 12/1/20                            Baa                 9,698,150

Pennsylvania (3.0%)
------------------------------------------------------------------------------------------------------------
      4,690,000  Allegheny Cnty., Hosp. VRDN (Presbyterian
                   Hlth. Ctr.), Ser. A, MBIA, 3.5s, 3/1/20                     VMIG1               4,690,000
      2,560,000  Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
                   (Southside Hosp. Pittsburgh), Ser. A, 8 3/4s,
                   6/1/10                                                      AAA/P               2,579,482
      5,750,000  Beaver Cnty., Indl. Dev. Auth. Poll. Control Rev.
                   Bonds (Ohio Edison), Ser. A, 7 3/4s, 9/1/24                 Baa                 5,994,375
      8,360,000  Clearfield Hosp. Auth. Rev. Bonds
                   (Clearfield Hosp.), 6 7/8s, 6/1/16                          BBB                 8,600,350
                 PA Econ. Dev. Fin. Auth. Resource Recvy.
                   Rev. Bonds (Colver)
     10,000,000    Ser. D, 7 1/8s, 12/1/15                                     BBB                10,450,000
      6,000,000    Ser. D, 7.15s, 12/1/18                                      BBB                 6,255,000
     12,700,000    (Northampton Generating), Ser. A, 6.4s, 1/1/09              BB/P               12,541,250
      4,000,000  Philadelphia, Auth. for Indl. Dev. Rev. Bonds
                   (Gallery II Garage), 6.4s, 2/15/13                          BBB/P               4,025,000
                 Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
      3,000,000    (Children's Hosp.), Ser. A, 8s, 7/1/18                      Aa                  3,073,530
     10,000,000    (Graduate Hlth. Syst.), 7 1/4s, 7/1/10                      Baa                10,500,000
                                                                                              --------------
                                                                                                  68,708,987

Puerto Rico (1.4%)
------------------------------------------------------------------------------------------------------------
      6,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
                   MBIA, 6 1/4s, 7/1/12                                        Aaa                 7,277,875
     23,355,000  PR Pub. Bldgs. Auth. Hlth. Fac. Rev. Bonds, Ser. M,
                   AMBAC, 5 3/4s, 7/1/10                                       Aaa                24,260,006
                                                                                              --------------
                                                                                                  31,537,881

Rhode Island (1.1%)
------------------------------------------------------------------------------------------------------------
     10,000,000  RI State COP (Howard Ctr.), MBIA, 5 3/8s, 10/1/16             Aaa                 9,412,500
     16,685,000  RI State Health & Edl. Bldg. Corp. Rev. Bonds
                   (Lifespan Oblig. Group), MBIA, 5 1/4s, 5/15/26              Aaa                15,120,781
                                                                                              --------------
                                                                                                  24,533,281

South Carolina (0.9%)
------------------------------------------------------------------------------------------------------------
      5,675,000  Florence Cnty., Indl. Dev. Auth. Rev. Bonds
                   (Stone Container Corp.), 7 3/8s, 2/1/07                     BB/P                5,958,750
     13,500,000  Spartanburg Cnty., Hosp. Fac. IFB, FSA,
                   6.416s, 4/13/22                                             Aaa                14,073,750
                                                                                              --------------
                                                                                                  20,032,500

Tennessee (1.3%)
------------------------------------------------------------------------------------------------------------
      7,000,000  Chattanooga-Hamilton Cntys., Hosp. Auth.
                   VRDN (Erlanger), 4.3s, 10/1/17                              VMIG1               7,000,000
      3,800,000  Clarkesville, Pub. Bldg. Auth. VRDN (TN Muni.
                   Bond Fund), 3.5s, 6/1/24                                    VMIG1               3,800,000
     93,729,086  Metro. Nashville & Davidson Cnty. Hlth. &
                   Edl. Fac. Board Rev. Bonds (Volunteer
                   Hlth. Care), zero %, 6/1/21                                 Aaa                17,925,688
                                                                                              --------------
                                                                                                  28,725,688

Texas (9.8%)
------------------------------------------------------------------------------------------------------------
     31,000,000  Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                   (American Airlines, Inc.), 7 1/2s, 12/1/29                  Baa                32,976,250
     15,000,000  Dallas Cnty., G.O. Bonds (Flood Control Dist. #1),
                   stepped-coupon zero % (8.5s, 10/1/99) 4/1/16 ++             BB/P               13,781,250
     30,000,000  Dallas, Wtr. & Swr. Rev. Bonds, Ser. S, 7 3/4s, 4/1/03        Aa                 34,425,000
      3,000,000  El Paso, Indl. Dev. Auth. VRDN (Camden Wire),
                   3.7s, 3/1/16                                                VMIG1               3,000,000
                 Grapevine, Ind. Dev. Corp. VRDN (American
                   Airlines Inc.)
      1,800,000    Ser. B2, 3.8s, 12/1/24                                      VMIG1               1,800,000
      1,500,000    Ser. A3, 3.8s, 12/1/24                                      VMIG1               1,500,000
     25,250,000  Gulf Coast, Waste Disposal Auth. Rev. Bonds
                   (Champion Intl. Corp.), 7.45s, 5/1/26                       Baa                26,891,250
      3,700,000  Harris Cnty., Indl. Dev. Corp. Poll. Control VRDN
                   (Exxon Project-1984), Ser. B, 3.85s, 3/1/24                 VMIG1               3,700,000
      8,500,000  Harris Cnty., Toll Rd. Rev. Bonds, AMBAC, zero%,
                   8/15/18                                                     Aaa                 2,316,250
     11,000,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
                   Hlth. Syst.of East TX), 6 7/8s, 2/15/26                     BBB                11,316,250
                 Montgomery Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
      2,075,000    (Woodlands Med. Ctr.), 8.85s, 8/15/14                       A/P                 2,305,844
     37,075,000    (Heritage Manor), FSA, zero %, 7/15/23                      Aaa                 6,117,375
     20,000,000  North Central TX Hlth. Fac. Dev. Corp. IFB
                   (Baylor U. Med. Ctr.), Ser. A, 10.020s, 5/15/16             Aa                 23,800,000
      6,500,000  Texas City Indl. Dev. Corp. Rev. Bonds (Arco
                   Pipeline Co.), 7 3/8s, 10/1/20                              A                   7,824,375
      4,440,000  TX State G.O. Bonds, 8 1/4s, 12/1/10                          AAA                 4,845,150
     10,400,000  TX State G.O. Bonds, IFB, Ser. B, 9.866s, 9/30/11             Aa                 11,804,000
     10,400,000  TX State G.O. Bonds, FRB, Ser. B, 4s, 9/30/11                 Aa                 10,400,000
                 TX State Dept. of Hsg. & Cmnty. Affairs Home
                   Mtge. IFB,
      5,000,000    Ser. B-2, GNMA Coll., 9.937s, 7/18/23                       AAA                 5,362,500
      6,450,000    Ser. A, GNMA Coll., 9.916s, 7/18/23                         AAA                 6,724,125
      9,500,000  TX State Nat'l Research Lab Communication
                   Superconductor G.O. Bonds, 7 1/8s, 4/1/20                   Aaa                10,307,500
                                                                                              --------------
                                                                                                 221,197,119

Utah (1.2%)
------------------------------------------------------------------------------------------------------------
     18,565,000  Intermountain Pwr. Agcy Rev. Bonds, MBIA,
                   6 1/2s, 7/1/09                                              Aaa                20,398,288
      5,000,000  Salt Lake City, Hosp. Rev. Bonds (IHC Hosps. Inc.),
                   Ser. A, 8 1/8s, 5/15/15                                     AAA                 5,812,500
                                                                                              --------------
                                                                                                  26,210,788

Vermont (0.3%)
------------------------------------------------------------------------------------------------------------
      7,600,000  VT Edl. & Hlth. Bldgs. Fin. Agcy. Rev. Bonds
                   (Hosp. Med. Ctr.), FGIC, 7s, 9/1/19                         Aaa                 7,885,000

Virginia (3.0%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Culpepper, Ind. Dev. Auth. Res. Care Fac. VRDN
                   (Baptist Homes), 3.5s, 11/1/17                              VMIG1               4,000,000
     21,000,000  Henrico Cnty., Indl. Dev. Auth. Rev. Bonds
                   (Bon Secours Hlth. Syst.), FSA, 5.929s, 8/23/27             Aaa                21,446,250
      9,100,000  Peninsula Port Auth. VRDN (Shell Oil), Ser. A,
                   3.85s, 12/1/05                                              VMIG1               9,100,000
     30,000,000  Winchester, Indl. Dev. Auth. IFB (Winchester
                   Med. Ctr.), AMBAC, 9.246s, 1/1/14                           Aaa                33,375,000
                                                                                              --------------
                                                                                                  67,921,250
Washington (1.2%)
------------------------------------------------------------------------------------------------------------
      5,200,000  Port of Moses Lake, Pub. Corp. Poll. Control Rev.
                   Bonds (Union Carbide Corp.), 7 1/2s, 8/1/04                 Baa                 5,239,780
                 WA State Hlth. Care Fac. Auth. Rev. Bonds
                   (Hutchison Cancer Ctr.)
      8,400,000    Ser. D, 7 3/8s, 1/1/18                                      Aa                  8,830,500
      7,700,000    Ser. D, 7.3s, 1/1/12                                        Aa                  8,075,375
                 WA State Nonprofit Hsg. Fin. Auth. VRDN
      1,835,000    (Greater Seattle YMCA), 3.8s, 7/1/11                        VMIG1               1,835,000
      2,400,000    (Snohomish Cnty. YMCA), 3.7s, 8/1/19                        VMIG1               2,400,000
                                                                                              --------------
                                                                                                  26,380,655

Wisconsin (0.3%)
------------------------------------------------------------------------------------------------------------
      6,935,000  WI Hsg. & Econ. Dev. Auth. IFB (Home
                   Ownership Dev.), 10.329s, 10/25/22                          Aa                  7,515,806
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,199,892,494) ***                                 $ 2,285,762,122
------------------------------------------------------------------------------------------------------------

*             Percentages indicated are based on net assets of $2,264,633,776.

**            The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1997. Securities rated by
              Putnam are indicated by "/P".

***           The aggregate identified cost on a tax basis is $2,200,043,693, resulting in gross unrealized appreciation and depreciation of $101,848,068 and $16,129,639, respectively, or net unrealized appreciation of $85,718,429.

++            The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1997 was $45,768,750 or 2.0% of net assets.

              The rates shown on FRB are the current interest rates shown at March 31, 1997, which are subject to change based on the terms of the security.

              The rates shown on IFB , which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at March
              31, 1997.

              The fund had the following industry group concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

                    Healthcare          21.7%
                    Transportation      14.4
                    Utilities           13.8

              The fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

                    MBIA                12.4%





Statement of assets and liabilities
March 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,199,892,494) (Note 1)                                           $ 2,285,762,122
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,008,254
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           34,171,087
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,158,739
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           26,510,446
---------------------------------------------------------------------------------------------------
Receivable from Manager                                                                      69,921
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                      889
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,348,681,458

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     4,709,384
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         71,751,461
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,207,949
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,728,146
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  193,979
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               32,163
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,703
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,207,452
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      213,445
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        84,047,682
---------------------------------------------------------------------------------------------------
Net assets                                                                          $ 2,264,633,776

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $ 2,214,043,097
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,175,763
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
(Note 1)                                                                                (37,454,712)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               85,869,628
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                            2,264,633,776

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,016,538,161 divided by 229,944,818 shares)                                                $8.77
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.77)**                                       $9.21
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($241,217,053 divided by 27,512,661 shares)***                                                $8.77
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($6,878,562 divided by 782,661 shares)                                                        $8.79
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.79)*                                        $9.09
---------------------------------------------------------------------------------------------------
*   On single retail redemption less than $25,000. On sale of $25,000 or more and on group sales the offering price is reduced.

**  On single retail redemption less than $50,000. On sale of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)

Tax exempt interest income:                                                          $  73,030,834
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         5,574,646
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             860,295
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          61,998
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             8,954
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,093,024
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,055,616
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       15,762
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               3,473
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     56,885
--------------------------------------------------------------------------------------------------
Auditing                                                                                    38,532
--------------------------------------------------------------------------------------------------
Legal                                                                                       39,557
--------------------------------------------------------------------------------------------------
Postage                                                                                     64,384
--------------------------------------------------------------------------------------------------
Other                                                                                       50,063
--------------------------------------------------------------------------------------------------
Total expenses                                                                           9,923,189
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (459,518)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             9,463,671
--------------------------------------------------------------------------------------------------
Net investment income                                                                   63,567,163
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        16,342,928
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                                   7,126,780
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (20,822,736)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,646,972
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 66,214,135
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------

Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $    63,567,163    $   134,910,742
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         23,469,708         37,140,092
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                              (20,822,736)       (24,181,648)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     66,214,135        147,869,186
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (57,051,316)      (121,847,440)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (5,959,597)       (12,271,580)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (161,961)          (203,144)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                      (112,812,322)      (125,723,510)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                           (109,771,061)      (112,176,488)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,374,404,837      2,486,581,325
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,175,763 and $1,781,474, respectively)                                  $ 2,264,633,776    $ 2,374,404,837
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993              1992
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.76            $8.74            $8.55            $9.66            $9.11             $8.81
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                .24              .49              .52              .53              .57               .59
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .01              .02              .19             (.97)             .67               .47
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .25              .51              .71             (.44)            1.24              1.06
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.24)            (.49)            (.52)            (.54)            (.56)             (.60)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.01)               --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --             (.07)            (.12)             (.16)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --               --               --             (.06)              --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.24)            (.49)            (.52)            (.67)            (.69)             (.76)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.77            $8.76            $8.74            $8.55            $9.66             $9.11

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.86*            5.94             8.58            (4.72)           14.27             12.56
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,016,538       $2,117,684       $2,237,837       $2,232,611       $2,425,661        $1,867,307
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .39*             .78              .78              .77              .74               .66
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.73*            5.58             6.03             5.97             6.81              6.65
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.09*           92.99            68.23            59.27            43.77             58.14
------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Jan. 4, 1993+
operating performance                          (Unaudited)                  Year ended September 30                to Sep. 30
------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994              1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.76            $8.73            $8.53            $9.66             $9.02
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .21              .43              .46              .47               .34
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .01              .03              .20             (.98)              .64
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .22              .46              .66             (.51)              .98
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.43)            (.46)            (.49)             (.34)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --             (.07)               --
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --             (.06)               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.43)            (.46)            (.62)             (.34)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.77            $8.76            $8.73            $8.53             $9.66
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data

Total investment return
at net asset value (%)(a)                            2.53*            5.38             8.01            (5.51)            11.10*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $241,217         $250,990         $246,407         $213,679          $137,323
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .71*            1.43             1.43             1.41              1.04*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.40*            4.92             5.34             5.31              3.66*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              27.09*           92.99            68.23            59.27             43.77
------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                     For the period
Per-share                                                                          March 31       Year ended     Feb. 16, 1995+
operating performance                                                            (Unaudited)         Sep. 30        to Sep. 30
------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996              1995
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.78            $8.75             $8.61
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .23              .46               .31
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .01              .03               .13
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .24              .49               .44
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.23)            (.46)             (.30)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               --                --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --                --
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                             --               --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.23)            (.46)             (.30)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $8.79            $8.78             $8.75

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              2.71*            5.72              5.23*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $6,879           $5,732            $2,337
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .54*            1.06               .67*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              2.57*            5.26              3.04*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                27.09*           92.99             68.23
------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At September 30, 1996, the fund had a capital loss carryover of approximately $36,731,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

    Loss Carryover               Expiration
  ------------------         ----------------
    $ 25,580,000            September 30, 2003
      11,151,000            September 30, 2004

E) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

Discounts on zero coupon bonds, original issue and stepped-coupon bonds are accreted according to the effective yield method.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its class B shares organization aggregated $34,737. These expenses are being amortized on straight-line basis over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% of any excess thereafter. Prior to January 20, 1997, any amount over $1.5 billion was based on a rate of 0.40%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $459,518 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,950 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Put accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $66,818 and $1,546 from the sale of class A and class M shares, respectively and $276,443 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $2,482 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,851,780,462 and $1,939,317,244, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      45,307,742    $ 400,969,325
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,648,605       32,371,683
------------------------------------------------------------
                                 48,956,347      433,341,008

Shares
repurchased                     (60,623,047)    (537,256,621)
------------------------------------------------------------
Net decrease                    (11,666,700)  $ (103,915,613)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     151,334,010  $ 1,335,594,408
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,830,370       69,225,300
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Intermediate
Tax Exempt Fund                   4,415,668       38,151,371
------------------------------------------------------------
                                163,580,048    1,442,971,079

Shares
repurchased                    (178,136,572)  (1,575,678,966)
------------------------------------------------------------
Net decrease                    (14,556,524)  $ (132,707,887)
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,168,919     $ 36,923,665
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       421,796        3,740,750
------------------------------------------------------------
                                  4,590,715       40,664,415

Shares
repurchased                      (5,721,301)     (50,718,086)
------------------------------------------------------------
Net decrease                     (1,130,586)   $ (10,053,671)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,815,330    $ 130,495,282
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       881,235        7,784,707
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Intermediate
Tax Exempt Fund                     729,932        6,306,616
------------------------------------------------------------
                                 16,426,497      144,586,605

Shares
repurchased                     (16,001,570)    (141,006,365)
------------------------------------------------------------
Net increase                        424,927      $ 3,580,240
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         218,372      $ 1,941,766
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        13,965          124,154
------------------------------------------------------------
                                    232,337        2,065,920

Shares
repurchased                        (102,223)        (908,958)
------------------------------------------------------------
Net increase                        130,114      $ 1,156,962
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         561,785      $ 4,957,876
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        16,450          144,865
------------------------------------------------------------
                                    578,235        5,102,741

Shares
repurchased                        (192,893)      (1,698,604)
------------------------------------------------------------
Net increase                        385,342      $ 3,404,137
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGERS]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

*  Formerly Natural Resources Fund

+  Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

William H. Reeves
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

32900-011/322/472   5/97